Summary of Significant Policies (Tables)	3 Months Ended
Sep. 30, 2023
Summary of Significant Policies [Abstract]
Schedule of Diluted Net Loss Per Share	The calculation of diluted net loss per share gives effect to common stock equivalents; however, potential common shares are excluded if their effect is anti-dilutive.
Particulars	June 30, 2023	June 30, 2022
Basic and diluted EPS*
Numerator
Net income/(loss)	9,589,158	(2,595,989)
Net Income attributable to common stockholders	9,589,158	(2,595,989)
Denominator
Weighted average shares outstanding	104,251,541	95,372,013
Number of shares used for basic EPS computation	114,576,965	100,886,709
Basic EPS	0.08	(0.03)
Number of shares used for diluted EPS computation*	114,826,965	100,886,709
Diluted EPS	0.08	(0.03)

*        Includes 250,000 issued warrants.

Particulars	September 30, 2023 (unaudited)	September 30, 2022 (unaudited)
Basic and diluted EPS*
Numerator
Net income/(loss)	1,859,103	2,431,116
Net Income attributable to common stockholders	1,859,103	2,431,116
Denominator
Weighted average shares outstanding	118,283,503	102,290,302
Number of shares used for basic EPS computation	118,283,503	102,290,302
Basic EPS*	0.02	0.02
Number of shares used for diluted EPS computation	118,574,503	102,290,302
Diluted EPS*	0.02	0.02

*        Includes 250,000 issued warrants.

Schedule of Future Minimum Lease Payments for Leases

As of June 30, 2023, future minimum lease payments for leases that have a non-cancellable term greater than one year are summarized by fiscal year in the table below:

Total undiscounted lease payments	26.2
Less: imputed interest	(10.8)
Total lease liabilities	$15.6

Schedule of Lease Liabilities	Lease liabilities are presented in the statement of financial position as:
Current portion of lease liabilities:	$1,156,359
Non-Current portion of lease liabilities:	$14,396,326
Lease liabilities are presented in the statement of financial position as:
Current portion of lease liabilities:	$835,943
Non-Current portion of lease liabilities:	$13,581,728
Current portion of lease liabilities:	$333,515
Non-Current portion of lease liabilities:	$12,192,300